Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Exeter Finance LLC (the “Company”)
Deutsche Bank Securities Inc.
Wells Fargo Securities, LLC
(together, the “Specified Parties”)
Re:      Exeter Automobile Receivables Trust 2022-2 – Data File Procedures
We have performed the procedures described below on the specified attributes in an electronic data file entitled “EART 2022-2 Stat Pool KPMG.xlsx,” provided by the Company on March 17, 2022, containing information on 38,412 automobile loan contracts (the “Loans”) as of March 14, 2022 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Exeter Automobile Receivables Trust 2022-2. The Company is responsible for the specified attributes identified by the Company in the Data File.
The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.
The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes.  We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.
Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Source Documents” means the following information sources provided by the Company:
–	Sales Contract
–	Shaw Loan Operating System
–	Global Search Imaging System (“Global Search System”)
–	Customer Acquisition and Life Cycle Management System (“CALMS”)
The Source Documents were represented by the Company to be either the original Source Documents, a copy of the original Source Documents, and/or electronic records contained within the Company’s servicing systems. We make no representation regarding the validity or accuracy of these documents or the execution of the Sales Contract by the borrower.
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
        KPMG International Limited, a private English company limited by guarantee.

•
The term “Title Certificate” means a Certificate of Title, Application for Title, Title Holder’s Release Form, Confirmation of Security Interest, Notification of Lien Perfection, Notice of Security Interest, Title Application Receipt, Reassignment of Title, Lien Holder’s Release Form, Electronic Dealer, Rebuilder or Lessor's Report of Sale or Lease, Guarantee of Title, Lien Entry Form, Application for Vehicle Transaction(s) (VSD190), Application for Certificate of Ownership, Multi-Purpose Application, Application for Vehicle Transaction(s), Application for Dealer Assignment, Vehicle Application, Copy of Application for Registration, Vehicle Dealer Temporary Permit Certificate of Fact for Address Verification, Direct Lien Filing, and/or Notice of Lien Application provided by the Company.

•
The term “Titling Trust Owners Schedule” means electronic mail correspondence provided by the Company on March 23, 2022, containing titling company names and abbreviations that are acceptable variations of “Exeter Finance LLC.”

•	The term “Application for Financing” means the Credit Application, Credit Bureau Report, Truth-in Lending Disclosure Statement, and/or Agreement to Provide Insurance provided by the Company.
•	The term “Provided Information” means the Source Documents, Title Certificate, Titling Trust Owners Schedule, and Application for Financing.
The procedures we were instructed by the Company to perform and the associated findings are as follows:
A.
We randomly selected a sample of 150 Loans from the Data File (the “Selected Loans”). A listing of the Selected Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Loans we were instructed to randomly select from the Data File.

B.
For each Selected Loan, we compared the specified attributes in the Data File listed below to the corresponding information included in the Source Documents. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes, constituted an exception. The Source Documents are listed in the order of priority.

Attribute	Source Document(s)
Vehicle Identification Number (VIN)	Sales Contract, Shaw Loan Operating System
Origination Date	Sales Contract, Shaw Loan Operating System
Monthly P&I Payment	Sales Contract, Shaw Loan Operating System
Original Amount Financed	Sales Contract, Shaw Loan Operating System
Original Term to Maturity	Sales Contract, Shaw Loan Operating System
Annual Percentage Rate (APR)	Sales Contract, Shaw Loan Operating System
Model Type (New/Used)	Sales Contract, CALMS
Vehicle Model Year	Sales Contract, CALMS
Vehicle Make	Sales Contract, CALMS
Vehicle Model (excluding trim or engine type)	Sales Contract, CALMS
Borrower State (current)	Sales Contract, Shaw Loan Operating System

Attribute	Source Document(s)
FICO Score	CALMS
Custom Score	CALMS

C.	For each Selected Loan, we read the Sales Contract and found that both the borrower’s address and seller’s address were located within the United States.
D.	For each Selected Loan, we were provided access to CALMS and the Global Search System and observed the existence of the following:
i)	the underwriting overview screen with a credit approval notation;
ii)	an electronic copy of the Title Certificate listing the Company or a titling company name from the Titling Trust Owners Schedule as the security interest holder of the vehicle; and,
iii)	an electronic copy of an Application for Financing.
We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.
We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.
The procedures performed were applied based on the information included in the Data File and Provided Information without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loan being securitized, (iii) the compliance of the originator of the Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).
The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.
/s/ KPMG LLP
Irvine, California
March 31, 2022

Exhibit A

Selected Loan Number	Application Number	Selected Loan Number	Application Number	Selected Loan Number	Application Number
1	****49565	30	***94844	59	***54592
2	****79313	31	****59161	60	****51728
3	****39029	32	****22012	61	****79293
4	****47326	33	****46186	62	****18312
5	****10639	34	****90270	63	****69432
6	****59060	35	****79318	64	****68334
7	***12532	36	****98297	65	****06828
8	****39567	37	****97349	66	****31838
9	****69450	38	****80783	67	****16470
10	****88974	39	****56687	68	****27610
11	***33452	40	****50739	69	****07187
12	****37094	41	****79163	70	****16468
13	****81843	42	****07623	71	****98058
14	****78406	43	****06639	72	****27755
15	****46375	44	****66857	73	****99690
16	****07118	45	****77621	74	****46872
17	****51428	46	****21709	75	****76347
18	****68540	47	****59308	76	****77193
19	***43720	48	****46949	77	****80045
20	****27633	49	****08844	78	***03165
21	****66912	50	****87226	79	****68007
22	****50341	51	****66820	80	****96599
23	****77590	52	****47796	81	****70077
24	****47260	53	****99001	82	****37634
25	****51352	54	****47279	83	****06847
26	****16760	55	****89305	84	****77320
27	****29631	56	****50343	85	****78663
28	****28919	57	****37609	86	****40768
29	****58317	58	****96320	87	****89003

A-1

Selected Loan Number	Application Number	Selected Loan Number	Application Number	Selected Loan Number	Application Number
88	****79222	109	****36240	130	****07218
89	****22638	110	****21885	131	****98463
90	****69310	111	****17580	132	****07262
91	****56450	112	****56844	133	****18551
92	****80269	113	****27518	134	****40386
93	****89842	114	****80111	135	****28962
94	****46668	115	****28356	136	****65596
95	****53548	116	****07572	137	****30396
96	****39742	117	****24230	138	****48723
97	****50349	118	****39826	139	****07425
98	****57921	119	****06711	140	****88533
99	****57715	120	****22234	141	****17557
100	****88239	121	****89743	142	****59625
101	****18476	122	****71018	143	****87045
102	****18024	123	****51875	144	****03219
103	****96683	124	****98711	145	****16322
104	****08249	125	****99744	146	****30152
105	****76211	126	****57114	147	****07987
106	****87269	127	****41141	148	****98910
107	****46814	128	***98820	149	****48901
108	***00175	129	****71796	150	****40477

A-2